Related Party Disclosures - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Ultimate holding company
Nature of transactions		Insurance brokerage services
Amount of transactions	$ 32	$ 5	$ 5	$ 7
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Ultimate holding company
Nature of transactions		Digital solutions services
Amount of transactions	1,278	$ 2,551	2,562	2,169
Media and Entertainment Services [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Ultimate holding company
Nature of transactions		Media and entertainment services
Amount of transactions		$ 2,739
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Ultimate holding company
Nature of transactions		Corporate expenses allocated
Amount of transactions	1,533	$ 1,592	1,865	1,212
Fellow subsidiaries [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Fellow subsidiaries
Nature of transactions		Insurance brokerage services
Amount of transactions	1		36	52
Immediate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Immediate holding company
Nature of transactions		Repurchase of shares of the Company
Amount of transactions			447,522	318,882
Ultimate holding company [Member]
Schedule of Related Party Transactions [Line Items]
Relationship		Ultimate holding company
Nature of transactions		Interest income
Amount of transactions	$ 6,154	$ 20,495	$ 13,923	$ 6,612